Subsequent Events (Details) $ / shares in Units, $ in Thousands, ¥ in Millions			12 Months Ended
	Mar. 11, 2025 USD ($) $ / shares shares	Feb. 27, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)
Subsequent Events (Details) [Line Items]
Equity investment interest | ¥			¥ 3.8
IPO [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued | shares		1,800,000
Share price | $ / shares		$ 4
Consideration received | $		$ 7,200
IPO [Member] | Common Class B [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued | shares	2,070,000
Share price | $ / shares		$ 4
Consideration received | $	$ 8,280
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued | shares		270,000
Share price | $ / shares	$ 4	$ 4
Consideration received | $		$ 1,080